UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22713

Aetna Multi-Strategy 1099 Fund

 (Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, WI 53233

(Address of principal executive offices) (Zip code)

Victor Fontana

c/o Registered Fund Solutions, LLC

125 Maiden Lane

New York, NY 10038

(Name and address of agent for service)

registrant's telephone number, including area code: (212) 240-9721

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Aetna Multi-Strategy 1099 Fund

(a Delaware Statutory Trust)

Financial Statements

For the Period August 1, 2012 (Commencement of Operations) to September 30, 2012

(unaudited)

Aetna Multi-Strategy 1099 Fund

(a Delaware Statutory Trust)

For the Period August 1, 2012 (Commencement of Operations) to September 30, 2012

(unaudited)

Table of Contents

Schedule of Investments	1
Statement of Assets, Liabilities and Shareholders' Equity	2
Statement of Operations	3
Statement of Changes in Shareholders' Equity	4
Statement of Cash Flows	5
Financial Highlights	6
Notes to Financial Statements	7-13
Other Information	14-15

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Schedule of Investments (unaudited)
September 30, 2012

Investment in Underlying Funds (95.21%)	Shares	Cost	Fair Value	Redemptions Permitted
Event Driven (13.99%)
Meru Cayman HFF, Ltd., Class A [a,b]	1,200	$1,200,000	$1,171,046	Quarterly
Nokota Capital Offshore Fund, Ltd., Founders Series A [a,b]	1,200	1,200,000	1,248,057	Quarterly [c,e]
Silver Point Capital Offshore Fund, Ltd.,Class H [a,b]	320	3,200,000	3,289,280	Annually [d,e]
Total Event Driven			5,708,383

Global Macro (16.13%)
BlueTrend Fund Limited, Class B [a,b]	6,036	1,800,000	1,794,683	Monthly [d]
Discovery Global Opportunity Fund, Ltd., Class A [a,b]	18,000	1,800,000	1,899,981	Semi-annually
Kepos Alpha Fund Ltd., Class A-R [a,b]	1,400	1,400,000	1,402,141	Quarterly
The Clive Fund Limited,Class B [a,b]	10,742	1,600,000	1,484,356	Quarterly
Total Global Macro			6,581,161

Hedged Equity (17.80%)
Criterion Capital Partners, Ltd., Class A [a,b]	14,000	1,400,000	1,427,114	Monthly
Encompass Capital Fund Offshore Ltd., Class A [a,b]	1,600	1,600,000	1,584,767	Quarterly [c]
JAT Capital Offshore Fund, Ltd., Series A1 [a,b]	1,004	1,200,000	1,212,984	Quarterly [d]
Third Point Ultra, Ltd., Class C [a,b]	1,400	1,400,000	1,500,004	Quarterly [d]
Visium Balanced Offshore Fund, Ltd., Class A [a,b]	1,500	1,500,000	1,535,880	Quarterly [d]
Total Hedged Equity			7,260,749

Relative Value (47.29%)
Blue Mountain Credit Alternatives Fund Ltd., Class S [a,b]	16,000	1,600,000	1,625,397	Quarterly [c]
Citadel Global Equities Fund Ltd. [a,b]	1,600	1,600,000	1,632,327	Monthly [c]
Citadel Kensington Global Strategies Fund Ltd. [a,b]	2,845	2,711,484	2,917,273	Quarterly
D.E. Shaw Oculus International Fund, Collective Liquidity Class [a,b]		2,200,000	2,268,914	Quarterly [d]
GSA Capital International Fund Ltd., Class A [a,b]	17,865	2,800,000	2,820,599	Quarterly
Laurion Capital Ltd., Class A [a,b]	1,800	1,800,000	1,820,660	Quarterly [d]
Metacapital Mortgage Opportunities Fund, Ltd., Class E [a,b]	1,800	1,800,000	1,931,591	Quarterly [c]
Millennium International, Ltd., Class EE [a,b]	2,400	2,400,000	2,428,884	Quarterly [c]
SPM Core Offshore Fund, Ltd. [a,b]	623	1,800,000	1,845,045	Quarterly
Total Relative Value			19,290,690
Total Investments in Underlying Funds (cost $38,011,484) (95.21%)			$38,840,983
Short-Term Investments
Fidelity Institutional Money Market Treasury Portfolio, Class I, 0.01% [f]		$2,103,492	$2,103,492
Total Short-Term Investments (cost $2,103,492) (5.16%)			$2,103,492

Total Investments (cost $40,114,976) (100.37%)			$40,944,475

Liabilities in excess of other assets (-0.37%)			(149,060)
Net Assets - 100.00%			$40,795,415

[a]	Non-income producing.
[b]	Underlying Funds are issued in private placement transactions and as such are restricted as to resale.
[c]	The Underlying Fund can institute a gate provision on redemptions at the investor level of 17% - 25% of the fair value of the investment in the Underlying Fund.
[d]	The Underlying Fund can institute a gate provision on redemptions at the fund level of 13% - 25% of the fair value of the investment in the Underlying Fund.
[e]	Withdrawals from the Underlying Fund are permitted after a one year lock-up period from the date of the initial investment.
[f]	The rate shown is the annualized 7-day yield as of September 30, 2012.

The accompanying notes are an integral part of these Financial Statements.

1

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Statement of Assets, Liabilities and Shareholders' Equity (unaudited)
September 30, 2012

Assets
Investments, at fair value (cost $38,011,484)	$38,840,983
Cash equivalents	2,103,492
Dividends receivable	17
Prepaid assets	11,382
Total Assets	$40,955,874

Liabilities
Management fee payable	87,151
Servicing fee payable	33,861
Accounting and administration fees payable	15,196
Professional fees payable	10,000
Sponsor fees payable	7,000
Custody fees payable	2,066
Chief Compliance Officer fees payable	1,667
Blue sky fees payable	518
Other fees payable	3,000
Total Liabilities	160,459

Shareholders' Equity	$40,795,415

Shareholders' Equity consists of:
Shareholders' Equity paid-in	$40,135,000
Accumulated net investment loss	(169,084)
Accumulated net unrealized appreciation on investments	829,499

Total Shareholders' Equity	$40,795,415

Number of Shares Outstanding	401,336.501

Net Asset Value per Share	$101.65

The accompanying notes are an integral part of these Financial Statements.

2

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Statement of Operations (unaudited)
For the Period from August 1, 2012 (Commencement of Operations) to September 30, 2012

Income
Dividends	$51

Expenses
Management fee	101,650
Servicing fees	33,861
Accounting and administration fees	17,391
Professional fees	10,000
Platform Manager fees	7,000
Directors' fees	3,333
Insurance fees	3,000
Custody fees	2,566
Chief Compliance Officer fees	1,667
Blue sky fees	833
Other fees	2,333
Total Operating Expenses	183,634

Expense Waivers	(14,499)

Net Expenses	169,135

Net Investment Loss	(169,084)

Net Change in Unrealized Appreciation on Investments
Net change in unrealized appreciation on investments	829,499
Net Change in Unrealized Appreciation on Investments	829,499

Net Increase in Shareholders' Equity from Operations	$660,415

The accompanying notes are an integral part of these Financial Statements.

3

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Statement of Changes in Shareholders' Equity (unaudited)
For the Period from August 1, 2012 (Commencement of Operations) to September 30, 2012

Shareholders' Equity at August 1, 2012*
Proceeds from sale of shares	$40,135,000
Net investment loss	(169,084)
Net change in unrealized appreciation on investments	829,499

Shareholders' Equity at September 30, 2012	40,795,415

Shares outstanding at August 1, 2012*	-
Shares sold	401,336.501
Shares outstanding at September 30, 2012	401,336.501

* Commencement of Operations.

The accompanying notes are an integral part of these Financial Statements.

4

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Statement of Cash Flows (unaudited)
For the Period from August 1, 2012 (Commencement of Operations) to September 30, 2012

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Shareholders' Equity from Operations	$660,415
Adjustments to reconcile Net Increase in Shareholders' Equity from Operations to net cash used in operating activities:
Net change in unrealized appreciation on investments	(829,499)
Purchases of long-term investments	(38,011,484)
Changes in operating assets and liabilities:
Increase in dividends receivable	(17)
Increase in prepaid assets	(11,382)
Increase in management fee payable	87,151
Increase in servicing fee payable	33,861
Increase in accounting and administration fees payable	15,196
Increase in professional fees payable	10,000
Increase in platform manager fees payable	7,000
Increase in custody fees payable	2,066
Increase in Chief Compliance Officer fees payable	1,667
Increase in blue sky fees payable	518
Increase in other fees payable	3,000
Net Cash Used in Operating Activities	(38,031,508)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of shares	40,135,000

Net change in cash equivalents	2,103,492

Cash equivalents at beginning of period	-

Cash Equivalents at End of Period	$2,103,492

The accompanying notes are an integral part of these Financial Statements.

5

AETNA MULTI-STRATEGY 1099 FUND
(a Delaware Statutory Trust)
Financial Highlights (unaudited)
For the Period from August 1, 2012 (Commencement of Operations) to September 30, 2012

Net Asset Value, Beginning of Period (1)	$100.00
Income from investment operations:
Net investment loss	(0.42)
Net realized gain and unrealized appreciation on investments	2.07
Total from investment operations:	1.65
Net Asset Value, End of Period	$101.65

Total Return (2)(3)	1.65%

Shareholders' Equity, end of period (in thousands)	$40,795
Net investment loss to average net assets(4)	(2.50)%
Ratio of gross expenses to average net assets (4) (5)	2.72%
Ratio of expense waiver to average net assets (4)	(0.22)%
Ratio of net expenses to average net assets (4)	2.50%
Portfolio Turnover (3)	0.00%

(1)	The net asset value as of the beginning of the period, August 1, 2012 (Commencement of Operations) represents the initial net asset value per common share of $100.00.
(2)	Total Return based on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value, if any.
(3)	Not annualized.
(4)	Annualized.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by the Investment Manager.

The accompanying notes are an integral part of these Financial Statements.

6

Aetna Multi-Strategy 1099 Fund
(a Delaware Statutory Trust)
Notes to Financial Statements (unaudited) – September 30, 2012

1.    ORGANIZATION

Aetna Multi-Strategy 1099 Fund (the “Fund”) was organized as a Delaware statutory trust on June 11, 2012 and commenced operations on August 1, 2012. The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Aetna Capital Management, LLC (the “Investment Manager”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Fund’s investment objective is to generate superior risk adjusted returns while preserving capital during adverse market environments. The Investment Manager intends to maintain low correlations and beta to global fixed income and equity markets and to exhibit relatively low volatility when compared to global equity markets. The Fund seeks to achieve its investment objective by allocating its capital, directly and indirectly, to a diverse group of independent investment managers that pursue a variety of non-traditional investment strategies (the “Underlying Managers”). The Fund will invest its assets, directly and indirectly, in a portfolio of investment funds that may or may not be registered under the Investment Company Act or other collective investment schemes (the “Underlying Funds”).

The Board of Trustees of the Fund (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

a. Valuation of Investments

The Board has established a Valuation Committee to oversee the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments in direct investments and Underlying Funds at fair value.

In accordance with the Valuation Procedures, fair value as of each month-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each Underlying Fund in accordance with the Underlying Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in an Underlying Fund will represent the amount that the Fund could reasonably expect to receive from the Underlying Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the Underlying Fund does not report a month-end value to the Fund on a timely basis, the Fund will determine the fair value of such Underlying Fund based on the most recent final or estimated value reported by the Underlying Fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the Underlying Manager of an Underlying Fund.

Cash equivalents include highly liquid investments (e.g., treasuries, commercial paper, etc.) with a remaining maturity of 60 days or less. These cash equivalents are valued by the Investment Manager at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

7

Aetna Multi-Strategy 1099 Fund
(a Delaware Statutory Trust)
Notes to Financial Statements (unaudited) – September 30, 2012 (continued)

2.    SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Valuation of Investments (continued)

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices (unadjusted) in active markets for identical assets and liabilities
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term, generally within the next calendar quarter, for Underlying Funds, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the “near term”, these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 90 days

Investment	Level 1	Level 2	Level 3	Total
Underlying Funds	$-	$25,784,831	$13,056,152	$38,840,983
Short-Term Investments	2,103,492	-	-	2,103,492
Total	$2,103,492	$25,784,831	$13,056,152	$40,944,475

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy. The new and revised disclosures were effective for interim and annual reporting periods beginning after December 15, 2011.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments in Underlying Funds held by the Fund as of September 30, 2012:

				Adjustments to
	Fair Value as of	Valuation	Liquidity of	Net Asset
Investments	9/30/12	Technique	Investments	Value**
Underlying Funds	$13,056,152	Net Asset Value as Practical Expedient*	Greater than 90 days	None
Total Investments	$13,056,152

*	Unobservable valuation input.

**	Amounts represent adjustments, if any, made to net asset value provided by the investment manager or administrator of the Underlying Funds. Adjustments to the practical expedient net asset value may be made under certain circumstances including, but not limited to, the following:

•	The practical expedient net asset value received is not as of the Fund’s measurement date.
•	It is probable that the Underlying Fund will be sold at a value significantly different than the reported expedient net asset value.
•	It is determined by the Valuation Committee that the Underlying Fund is not being valued at fair value by the Underlying Fund.

8

Aetna Multi-Strategy 1099 Fund
(a Delaware Statutory Trust)
Notes to Financial Statements (unaudited) – September 30, 2012 (continued)

2.    SIGNIFICANT ACCOUNTING POLICIES (continued)

a. Valuation of Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Underlying Funds	Total
Balance as of August 1, 2012	$-	$-
Gross Purchases	12,672,222	12,672,222
Gross Sales	-	-
Net Realized Gain/(Loss)	-	-
Change in Unrealized Appreciation/ (Depreciation)	383,930	383,930
Transfers out of Level 3	-	-
Balance as of September 30, 2012	$13,056,152	$13,056,152

The amount of the net change in unrealized appreciation/depreciation for the period ended September 30, 2012 relating to investments in Level 3 assets still held at September 30, 2012 is $383,930, which is included as a component of net change in unrealized appreciation on investments in the accompanying Statement of Operations. Transfers into and out of all levels are determined at the end of the reporting period.

The Fund had no unfunded commitments at September 30, 2012.

b. Investment Income

Interest income is recorded when earned. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded as soon as the information is available to the Fund.

c. Fund Expenses

The Fund will pay all of its expenses, or reimburse the Investment Manager or its affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the offering and issuance of shares of beneficial interest (“Shares”) of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account such as direct and indirect expenses associated with the Fund’s investments, and enforcing the Fund’s rights in respect of such investments; all fees and expenses reasonably incurred in connection with the operation of the Fund, such as investment management fee; servicing fee; platform manager fee; legal fees; auditing fees; accounting, administration, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; trustees’ fees; and expenses of meetings of the Board.

9

Aetna Multi-Strategy 1099 Fund
(a Delaware Statutory Trust)
Notes to Financial Statements (unaudited) – September 30, 2012 (continued)

2.    SIGNIFICANT ACCOUNTING POLICIES (continued)

d. Income Tax Information & Distributions to Shareholders

The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders (“Shareholders”). Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions expected to be taken in the Fund’s tax returns, as defined by Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. During the period ended September 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting RICs, including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

At September 30, 2012, the federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$994,647
Gross unrealized depreciation	(165,148)
Net unrealized appreciation	$829,499
Tax cost	$40,114,976

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

There were no distributions paid for the period from August 1, 2012 (commencement of operations) through September 30, 2012.

e. Cash

Cash, if any, includes amounts held in interest bearing money market accounts.  Such deposits, at times, may exceed federally insured limits.  The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

f. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

10

Aetna Multi-Strategy 1099 Fund
(a Delaware Statutory Trust)
Notes to Financial Statements (unaudited) – September 30, 2012 (continued)

2.    SIGNIFICANT ACCOUNTING POLICIES (continued)

g. Recently Issued Accounting Pronouncements

In December 2011, the International Accounting Standards Board and the FASB issued ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities”. These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statements disclosures.

3.    INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

The Fund has entered into an investment management agreement with the Investment Manager. In consideration of the advisory and other services provided by the Investment Manager to the Fund, the Fund pays the Investment Manager an investment management fee equal to 1.50% on an annualized basis of the Fund’s NAV as of each month-end, subject to certain adjustments.

The Investment Manager has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the total annual expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, extraordinary expenses, and any acquired fund fees and expenses) do not exceed 2.50% on an annualized basis (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit. The Expense Limitation Agreement has an initial one-year term and will automatically renew for consecutive one-year terms thereafter unless sooner terminated. Neither the Fund nor the Investment Manager may terminate the Expense Limitation Agreement during the initial one-year term. After the initial one-year term, either the Fund or the Investment Manager may terminate the Expense Limitation Agreement upon 30 days’ written notice. For the period ended September 30, 2012, the Investment Manager waived fees of $14,499, all of which is subject to recoupment through September 30, 2015.

Registered Fund Solutions, LLC (the “Platform Manager”), a Delaware limited liability company, acts as the Fund’s Platform Manager pursuant to a Platform Manager agreement between the Fund and the Platform Manager. The Platform Manager receives a monthly fee of 0.10% of the Fund’s net assets as of each month-end, subject to an annual minimum of $42,000.

Foreside Fund Services, LLC acts as placement agent (the Placement Agent”) to the Fund.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the period ended September 30, 2012 were $1,667.

11

Aetna Multi-Strategy 1099 Fund
(a Delaware Statutory Trust)
Notes to Financial Statements (unaudited) – September 30, 2012 (continued)

4.   RELATED PARTY TRANSACTIONS AND OTHER

The Investment Manager or one of its affiliates acts as the servicing agent and receives a monthly servicing fee (the “Servicing Fee”) equal to 0.50% on an annualized basis of the Fund’s net asset value as of each month-end. For the period ended September 30, 2012, the Servicing Fee was $33,861.

The Investment Manager and/or its affiliates may make payments to selected affiliated or unaffiliated third parties (including the parties who have entered into selling agreements with the Placement Agent) from time to time in connection with the distribution of Shares and/or the servicing of Shareholders and/or the Fund. These payments will be made out of the Investment Manager’s and/or affiliates’ own assets and will not represent an additional charge to the Fund.

At September 30, 2012, Shareholders who are affiliated with the Investment Manager owned $40,669,623 (or 99.69% of net assets) of the Fund.

5.   ADMINISTRATION AND CUSTODY AGREEMENT

J.D. Clark & Company, a division of UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. The Fund pays a monthly fee to the Administrator based upon average net assets, subject to certain minimums. For the period ended September 30, 2012, the total administration fees were $17,391.

UMB Bank, N.A. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

6.   INVESTMENT TRANSACTIONS

For the period ended September 30, 2012, total purchases amounted to $38,011,484 and proceeds from sales, redemptions or other dispositions of the Fund’s investments, other than short-term investments, amounted to $0.

7.   CAPITAL SHARE TRANSACTIONS

Shares will generally be offered for purchase as of the first day of each calendar month at the Fund’s then-current net asset value per Share (determined as of the close of the preceding month), except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. Transactions in shares were as follows:

Shares outstanding, August 1, 2012 (commencement of operations)	-
Shares issued	401,337
Shares outstanding, September 30, 2012	401,337

8.   REPURCHASE OF SHARES

At the discretion of the Board and provided that it is in the best interests of the Fund and Shareholders to do so, the Fund intends to provide a limited degree of liquidity to the Shareholders by conducting written repurchase offers generally quarterly beginning on September 30, 2013 (or such earlier or later date as the Board may determine), with a Valuation Date (as defined below) on or about March 31, June 30, September 30 and December 31 of each year. In each repurchase offer, the Fund may offer to repurchase its Shares at their net asset value as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable (each, a “Valuation Date”).  In determining whether the Fund should offer to repurchase Shares, the Board will consider, among other things, the recommendation of the Investment Manager. Each repurchase offer ordinarily will be limited to the repurchase of approximately 10% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered.  A Shareholder participating in a repurchase offer may be subject to a repurchase fee payable to the Fund equal to up to 5.00% of the amount requested if such Shareholder has been a Shareholder for less than 12 months prior to the valuation date.  There can be no assurance that the Fund will make such repurchase offers, nor that Shareholders tendering Shares for repurchase in any offer will have all of their tendered Shares repurchased by the Fund.

12

Aetna Multi-Strategy 1099 Fund
(a Delaware Statutory Trust)
Notes to Financial Statements (unaudited) – September 30, 2012 (continued)

9.    RISK FACTORS

The Fund is subject to substantial risks — including market risks, strategy risks and underlying manager risks.  Underlying Funds generally will not be registered as investment companies under the Investment Company Act and, therefore, the Fund will not be entitled to the various protections afforded by the Investment Company Act with respect to its investments in Underlying Funds.  While the Investment Manager will attempt to moderate any risks of securities activities of the Underlying Managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.  The Investment Manager will not have any control over the Underlying Managers, thus there can be no assurances that an Underlying Manager will manage its Underlying Funds in a manner consistent with the Fund’s investment objective.  There may also be certain conflicts of interest relevant to the management of the Fund, arising out of, among other things, activities of the Investment Manager, its affiliates and employees with respect to the management of accounts for other clients as well as the investment of proprietary assets. Various other types of risks are also associated with investment in the Fund, including risks relating to the fund of funds structure of the Fund, risks relating to compensation arrangements and risks relating to the limited liquidity of the Shares. A further discussion of the risks associated with an investment in the Fund is provided in the Fund’s Confidential Private Placement Memorandum and Statement of Additional Information. An investment in the Fund should only be made by investors who understand the risks involved and who are able to withstand the loss of the entire amount invested.

10.   INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that provide general indemnifications.  The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the Fund expects the risk of loss from such claims to be remote.

13

Aetna Multi-Strategy 1099 Fund
(a Delaware Statutory Trust)
Other Information (unaudited) – September 30, 2012

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-855-552-5200 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Management Agreement

At the organizational meeting of the Board held on June 12, 2012, by a unanimous vote, the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act (the “Independent Trustees”), approved the investment management agreement between the Investment Manager and the Fund (the “Agreement”).

In advance of the June 12, 2012 meeting, the Independent Trustees requested and received extensive materials from the Investment Manager to assist them in considering the approval of the Agreement. The Independent Trustees reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Agreement. Nor are the items described herein all encompassing of the matters considered by the Board.

The Board engaged in a detailed discussion of the materials with Investment Manager. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Agreement.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services proposed to be provided by the Investment Manager to the Fund under the Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Investment Manager, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the portfolio managers, and other key personnel of the Investment Manager who would provide the investment advisory and administrative services to the Fund. The Board determined that the Investment Manager's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Investment Manager's compliance policies and procedures, including the procedures used to determine the value of the Fund's investments. The Board concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance

The Board considered the investment experience of the Investment Manager. Because the Fund had not yet commenced operations, the Board was not able to review Fund performance. However, the Board considered the performance of similarly managed accounts of the Investment Manager.

Fees and Expenses Relative to Comparable Funds Managed by Other Investment Managers

The Board reviewed the investment management fee rates and expected total expense ratio of the Fund. The Board also reviewed the proposed servicing fees to be paid to the Investment Manager by the Fund and the proposed placement fee to be paid to the Placement Agent by the Fund. The Board compared the investment management fee and pro-forma total expense ratio for the Fund with various comparative data, including a report of other comparable funds and other funds managed by the Investment Manager. The Board noted that the investment management fees were comparable to the fees payable by other funds managed by the Investment Manager. In addition, the Board noted that the Investment Manager has contractually agreed to limit total annual operating expenses until assets support the expenses of the Fund. The Board concluded that the investment management fees paid by the Fund and pro-forma total expense ratio were reasonable and satisfactory in light of the services proposed to be provided.

14

Aetna Multi-Strategy 1099 Fund
(a Delaware Statutory Trust)
Other Information (unaudited) – September 30, 2012 (continued)

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's investment management under the Agreement. The Board considered the Fund's investment management fees and concluded that the fees were reasonable and satisfactory in light of the services to be provided. The Board also determined that, since the Fund has no assets, economies of scale were not present at this time.

Profitability of Investment Manager and Affiliates

The Board considered and reviewed pro-forma information concerning the costs incurred and profits expected to be realized by the Investment Manager from the Investment Manager's relationship with the Fund. Although the Board considered and reviewed pro-forma information concerning the Investment Manager’s expected profits, due to the fact that operations for the Fund had not yet commenced, the Board made no determination with respect to profitability.

General Conclusion

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its members to approve the Agreement for an initial two year term.

15

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee accepts and reviews shareholder nominations for trustees. A shareholder nomination for trustee may be submitted to the registrant by sending the nomination to the nominating committee. The nominating committee will evaluate candidates recommended by management of the registrant and by shareholders in a similar manner, as long as the recommendation submitted by a shareholder includes at a minimum: the name, address and telephone number of the recommending shareholder and information concerning the shareholder’s interests in the registrant in sufficient detail to establish that the shareholder held shares on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee’s education, professional experience, and other information that might assist the nominating committee in evaluating the recommended nominee’s qualifications to serve as a trustee.

ITEM 11. CONTROLS AND PROCEDURES.

(a)      The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Aetna Multi-Strategy 1099 Fund

By (Signature and Title)* /s/ Mark Garber

Mark Garber, President

(Principal Executive Officer)

Date                  December 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark Garber

Mark Garber, President

(Principal Executive Officer)

Date                  December 7, 2012

By (Signature and Title)* /s/ Brett Esterson

Brett Esterson, Treasurer

(Principal Financial Officer)

Date                  December 7, 2012

* Print the name and title of each signing officer under his or her signature.